Property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 2,998,326
Value at end of period	$ 3,025,095	$ 2,998,326
Number of finance lease vessels | vessel	2
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 2,692,607
Value at end of period	2,650,407	2,692,607
Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	181,846
Value at end of period	167,829	181,846
Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	103,996
Value at end of period	$ 134,993	103,996
Number of finance lease vessels | vessel	2
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 19,877
Value at end of period	71,866	19,877
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,140,190	5,028,954
Additions	281,107	111,448
Disposals and other	(132,868)	(212)
Value at end of period	5,288,429	5,140,190
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,648,924	4,549,816
Additions	180,437	98,780
Disposals and other	(131,219)	328
Value at end of period	4,698,142	4,648,924
Cost | Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	215,773	206,260
Additions	2,037	7,667
Disposals and other	0	1,846
Value at end of period	217,810	215,773
Cost | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	144,423	145,303
Additions	40,284	605
Disposals and other	(1,288)	(1,485)
Value at end of period	183,419	144,423
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	131,070	127,575
Additions	58,349	4,396
Disposals and other	(361)	(901)
Value at end of period	189,058	131,070
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,141,864)	(1,911,485)
Disposals and other	126,474	2,739
Depreciation	247,944	233,118
Value at end of period	(2,263,334)	(2,141,864)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(1,956,317)	(1,752,540)
Disposals and other	124,920	2,066
Depreciation	216,338	205,843
Value at end of period	(2,047,735)	(1,956,317)
Accumulated depreciation | Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(33,927)	(18,557)
Disposals and other	0	0
Depreciation	16,054	15,370
Value at end of period	(49,981)	(33,927)
Accumulated depreciation | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(40,427)	(31,135)
Disposals and other	1,194	0
Depreciation	9,193	9,292
Value at end of period	(48,426)	(40,427)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(111,193)	(109,253)
Disposals and other	360	673
Depreciation	6,359	2,613
Value at end of period	$ (117,192)	$ (111,193)